15. Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nonfinancial Assets And Liabilities Details 3Abstract
Cost of interest	$ 13,041	$ 34,240
Cost of service for the current year	34,994	14,714
Past service cost	27,706	(5,575)
Expense recognized during the year	$ 75,741	$ 43,379